LEASES (FY)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
LEASES
NOTE 19: LEASES

We adopted ASU 2016-02, Leases (Topic 842) and its related amendments (collectively, the New Lease Accounting Standard) effective January 1, 2019, and elected the modified retrospective approach in which results for periods before 2019 were not adjusted for the new standard and the cumulative effect of the change in accounting was recognized through retained earnings at the date of adoption.

The New Lease Accounting Standard establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the Combined Balance Sheet for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the Combined Statement of Operations. In addition, this standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor doesn’t convey risks and rewards or control, the lease is treated as operating.

We have elected certain of the practical expedients available under the New Lease Accounting Standard. We have applied the practical expedient which allows prospective transition to the New Lease Accounting Standard on January 1, 2019. Under the transition practical expedient, we did not reassess lease classification, embedded leases or initial direct costs. We have applied the practical expedient for short-term leases, whereby a lease ROU asset and liability is not recognized and the expense is recognized in a straight-line basis over the lease term. In addition, we have lease agreements with lease and non-lease components, for which we have elected the practical expedients to combine these components for certain equipment leases. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease right-of-use assets and liabilities. The adoption of the New Lease Accounting Standard did not have a material effect on our Combined Statement of Operations or Combined Statement of Cash Flows. Upon adoption, we recorded an $894 million right-of-use asset and a $901 million lease liability. The adoption of the New Lease Accounting Standard had an immaterial impact on UTC Net Investment.

We enter into lease agreements for the use of real estate space, vehicles, information technology equipment and certain other equipment under operating and finance leases. We determine if an arrangement contains a lease at inception. Operating leases are included in Operating lease right-of-use assets, Accrued liabilities and Operating lease liabilities in our Combined Balance Sheet. Finance leases are not considered significant to our Combined Balance Sheet or Combined Statement of Operations.

Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use an incremental borrowing rate, consistent with that of UTC, based on the information available at commencement date in determining the present value of lease payments, and use the implicit rate when readily determinable. We determine our incremental borrowing rate through market sources including relevant industry rates. Our lease right-of-use assets also include any lease pre-payments and exclude lease incentives. Certain of our leases include variable payments, which may vary based upon changes in facts or circumstances after the start of the lease. We exclude variable payments from lease right-of-use assets and lease liabilities, to the extent not considered fixed, and instead, expense variable payments as incurred. Variable lease expense and lease expense for short duration contracts is not a material component of lease expense. Our leases generally have remaining lease terms of 1 to 25 years, some of which include options to extend leases. The majority of our leases with options to extend are up to 3 years with the ability to terminate the lease within 1 year. The exercise of lease renewal options is at our sole discretion and our lease right-of-use assets and liabilities reflect only the options we are reasonably certain that we will exercise. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease expense for the year ended December 31, 2019, was $206 million.

Supplemental cash flow information related to operating leases was as follows:

(dollars in millions)	Year Ended December 31, 2019
Operating cash flows used for the measurement of operating lease liabilities	$(201)
Operating lease right-of-use assets obtained in exchange for operating lease obligations	$136

Operating lease right-of-use assets and liabilities are reflected on our Combined Balance Sheet as follows:

(dollars in millions, except lease term and discount rate)	December 31, 2019
Operating lease right-of-use assets	$832
Accrued liabilities	(163)
Operating lease liabilities	(682)
Total operating lease liabilities	$(845)

Supplemental information related to operating leases was as follows:

December 31, 2019
Weighted-Average Remaining Lease Term (in years)	8.0
Weighted-Average Discount Rate	3.6%

Carrier has historically operated as a part of UTC and currently uses UTC’s weighted-average discount rate. This rate may differ when Carrier operates on a stand-alone basis.

Undiscounted maturities of operating lease liabilities, including options to extend lease terms that are reasonably certain of being exercised, as of December 31, 2019 are as follows:

(dollars in millions, except lease term and discount rate)	Operating
2020	$182
2021	151
2022	121
2023	97
2024	73
Thereafter	315
Total undiscounted lease payments	939
Less imputed interest	(94)
Total discounted lease payments	$845

Prior to the adoption of the New Lease Accounting Standard, rental commitments on an undiscounted basis were approximately $685 million at December 31, 2018, under long-term non-cancelable operating leases and were payable as follows: $189 million in 2019, $146 million in 2020, $110 million in 2021, $77 million in 2022, $52 million in 2023 and $111 million thereafter. Rent expense was $167 million and $164 million in 2018 and 2017, respectively.